FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS
	As of December 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Convertible note	$-	$-	$242,442
Total financial liabilities	$-	$-	$242,442

SCHEDULE OF ROLLFORWARD FOR CONVERTIBLE NOTE

The following is a rollforward of balances for the convertible note for the year ended December 31, 2023:

Issuance consideration	$7,675,000
Allocation of consideration to warrants	(1,214,594)
Conversions to Ordinary shares at fair value	(755,470)
Conversions to Preferred shares at fair value	(5,117,098)
Changes in fair value	(345,396)
Fair value at December 31, 2023	$242,442

SCHEDULE OF FAIR VALUE ON VALUATION TECHNIQUE

Risk-free interest rate	3.84%-4.31%
Remaining contractual term (years)	5-6
Expected volatility	62%-67%
Annual dividend yield	0.00%
Fair value of common stock (per share)	$3-$17
Borrowing rate	13.5%-14.5%